Statutory reserves, restricted net assets and parent company only condensed financial information - Condensed balance sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	¥ 1,423,943	¥ 1,090,621
Prepayments and other current assets	179,387	168,117
Total current assets	6,190,173	6,954,474
Total non-current assets	421,063	432,154
Total assets	6,611,236	7,386,628
Liabilities
Accrued expenses and other current liabilities	365,333	448,225
Total current liabilities	3,339,538	4,027,732
Total non-current liabilities	173,207	147,477
Total liabilities	3,512,745	4,175,209
ZKH Group Limited shareholders' Equity:
Ordinary shares	4	4
Additional paid-in capital	8,305,304	8,139,349
Statutory reserves	6,303	6,013
Accumulated other comprehensive (loss)/income	4,764	(25,154)
Accumulated deficit	(5,177,126)	(4,908,793)
Treasury stock	(40,758)
Total ZKH Group Limited shareholders' equity	3,098,491	3,211,419
Total liabilities and shareholders' equity	6,611,236	7,386,628
Parent company | Reportable legal entities
Assets
Cash and cash equivalents	6,320	2,381
Prepayments and other current assets	92,253	461,183
Total current assets	98,573	463,564
Investment in subsidiaries	3,088,781	2,778,527
Total non-current assets	3,088,781	2,778,527
Total assets	3,187,354	3,242,091
Liabilities
Accrued expenses and other current liabilities	69,807	30,672
Total current liabilities	69,807	30,672
Total non-current liabilities	19,056
Total liabilities	88,863	30,672
ZKH Group Limited shareholders' Equity:
Ordinary shares	4	4
Additional paid-in capital	8,305,304	8,139,349
Statutory reserves	6,303	6,013
Accumulated other comprehensive (loss)/income	4,764	(25,154)
Accumulated deficit	(5,177,126)	(4,908,793)
Treasury stock	(40,758)
Total ZKH Group Limited shareholders' equity	3,098,491	3,211,419
Total liabilities and shareholders' equity	¥ 3,187,354	¥ 3,242,091